Note 2 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year:
	2025	2024	2023
Canned vegetables	$1,314,315	$1,204,823	$1,253,257
Frozen vegetables	124,714	120,795	121,211
Fruit products	92,378	87,435	91,495
Snack products	14,995	13,400	12,661
Other	32,485	32,150	30,728
Total	$1,578,887	$1,458,603	$1,509,352

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	Fiscal Year:
	2025	2024
Beginning balance	$8,185	$9,956
Deferral of revenue	18,208	19,200
Recognition of unearned revenue	(15,253)	(17,049)
Settlement of liability (1)	-	(3,922)
Ending balance	$11,140	$8,185